INCOME TAX - Additional Information (Details)	6 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Income Tax Disclosure [Line Items]
Effective Income Tax Rate Reconciliation, Foreign Income Tax Rate Differential	16.50%	17.10%